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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island
         Westport, CT 06880

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117

Signature, Place, and Date of Signing:

James Morley                  New York, NY                   8/13/07
------------------       ------------------------      -------------------
  [Signature]                [City, State]                    [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $409,049
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
---------------------------------------------------------------------------------------------------------------------------------

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[Repeat as necessary.]

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                6/30/2007

UBS SECURITIES LLC                1

ITEM 1                      ITEM 2   ITEM 3       ITEM 4        ITEM 5      ITEM 6               ITEM 7         ITEM 8
                                                              SHARES OF
NAME OF ISSUER             TITLE OF             FAIR MARKET   PRINCIPAL        INVEST. DISC.    MANAGERS     VOTING AUTHORITY
                            CLASS    CUSIP #       VALUE       AMOUNT        SOLE  SHARED OTHER             SOLE    SHARED  NONE
                                                                               A     B      C                 A        B      C
ADTRAN INC                  OTC EQ  00738A106 $ 10,388,000.00   400000   N  X                       FINE    400000       0     0
AKAMAI TECHNOLOGIES INC     OTC EQ  00971T101 $ 12,038,400.00   247500   N  X                       FINE    247500       0     0
ALLOT COMMUNICATIONS LTD    OTC EQ  M0854Q105 $  2,237,200.00   329000   N  X                       FINE    329000       0     0
ALVARION LTD                OTC EQ  M0861T100 $  5,750,191.00   616312   N  X                       FINE    616312       0     0
AMDOCS LIMITED              COMMON  G02602103 $  3,982,000.00   100000   N  X                       FINE    100000       0     0
AMERICAN TOWER SYSTEM CORP  COMMON  029912201 $  8,400,000.00   200000   N  X                       FINE    200000       0     0
ARUBA NETWORKS INC          OTC EQ  043176106 $  1,934,364.00    96237   N  X                       FINE     96237       0     0
ATHEROS COMMUNICATIONS INC  OTC EQ  04743P108 $  1,418,640.00    46000   N  X                       FINE     46000       0     0
CALL COGNOS INC JUL 40      CALL O  19244C7GH $    437,150.00   500000   C  X                       FINE    500000       0     0
CALL FAIRCHILD SEMICO JUL   CALL O  3037267GW $    700,000.00   350000   C  X                       FINE    350000       0     0
CALL OMNIVISION TECHN JUN   CALL O  6821287HC $    435,850.00    88000   C  X                       FINE     88000       0     0
CAVIUM NETWORKS INC         OTC EQ  14965A101 $  2,176,790.00    96233   N  X                       FINE     96233       0     0
CIENA CORP                  OTC EQ  171779309 $ 16,619,800.00   460000   N  X                       FINE    460000       0     0
CISCO SYSTEMS INC           OTC EQ  17275R102 $ 18,102,500.00   650000   N  X                       FINE    650000       0     0
COMCAST CORPORATION         OTC EQ  20030N200 $  2,796,000.00   100000   N  X                       FINE    100000       0     0
COMVERSE TECHNOLOGY INC     OTC EQ  205862402 $  4,170,000.00   200000   N  X                       FINE    200000       0     0
CREE INC                    OTC EQ  225447101 $  1,292,500.00    50000   N  X                       FINE     50000       0     0
DIGITAL VIDEO SYSTEMS INC   OTC EQ  25387R506 $     23,237.00   172128   N  X                       FINE    172128       0     0
EBAY INC                    OTC EQ  278642103 $  4,637,138.00   144100   N  X                       FINE    144100       0     0
ENTRUST INC                 OTC EQ  293848107 $ 17,762,500.00  4375000   N  X                       FINE   4375000       0     0
EQUINIX INC                 OTC EQ  29444U502 $ 15,549,900.00   170000   N  X                       FINE    170000       0     0
F5 NETWORKS INC             OTC EQ  315616102 $  4,030,000.00    50000   N  X                       FINE     50000       0     0
FAIRCHILD SEMICONDUCTOR IN  COMMON  303726103 $  9,756,600.00   505000   N  X                       FINE    505000       0     0
FALCONSTOR SOFTWARE INC     OTC EQ  306137100 $  5,116,750.00   485000   N  X                       FINE    485000       0     0
FOUNDRY NETWORKS INC        OTC EQ  35063R100 $  4,165,000.00   250000   N  X                       FINE    250000       0     0
GOOGLE INC                  OTC EQ  38259P508 $ 11,499,402.00    22000   N  X                       FINE     22000       0     0
HARMONIC INC                OTC EQ  413160102 $ 17,961,750.00  2025000   N  X                       FINE   2025000       0     0
I D SYSTEMS INC DEL         OTC EQ  449489103 $ 13,512,200.00  1049899   N  X                       FINE   1049899       0     0
INTERNAP NETWORK SVCS CORP  OTC EQ  45885A300 $  5,047,000.00   350000   N  X                       FINE    350000       0     0
ISILON SYSTEMS INC          OTC EQ  46432L104 $  5,319,900.00   345000   N  X                       FINE    345000       0     0
KANA SOFTWARE INC           OTC EQ  483600300 $  9,021,437.00  2910141   N  X                       FINE   2910141       0     0
                                              $216,282,199.00


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
Page 2
KULICKE & SOFFA INDUSTRIES  OTC EQ  501242101 $  1,256,400.00   120000   N  X                       FINE    120000       0     0
LANOPTICS LTD ORD           OTC EQ  M6706C103 $  3,713,650.00   257000   N  X                       FINE    257000       0     0
LANTRONIX INC               OTC EQ  516548104 $  8,739,152.00  6287160   N  X                       FINE   6287160       0     0
MICROSEMI CORP              OTC EQ  595137100 $  9,460,250.00   395000   N  X                       FINE    395000       0     0
MOBILE TELESYSTEMS OJSC     COMMON  607409109 $  3,028,500.00    50000   N  X                       FINE     50000       0     0
MONOLITHIC POWER SYS INC    OTC EQ  609839105 $  5,933,000.00   340000   N  X                       FINE    340000       0     0
NETLOGIC MICROSYSTEMS INC   OTC EQ  64118B100 $  4,139,200.00   130000   N  X                       FINE    130000       0     0
NEXTWAVE WIRELESS INC       OTC EQ  65337Y102 $    899,604.00   107737   N  X                       FINE    107737       0     0
NVIDIA CORP                 OTC EQ  67066G104 $  6,196,500.00   150000   N  X                       FINE    150000       0     0
OASYS MOBILE INC            OTC EQ  67421G104 $    362,839.00  2591710   N  X                       FINE   2591710       0     0
OMNIVISION TECHNOLOGIES IN  OTC EQ  682128103 $ 16,299,000.00   900000   N  X                       FINE    900000       0     0
OPSWARE INC                 OTC EQ  68383A101 $  3,994,200.00   420000   N  X                       FINE    420000       0     0
ORACLE SYSTEMS CORP         OTC EQ  68389X105 $ 26,805,600.00  1360000   N  X                       FINE   1360000       0     0
POWERWAVE TECHNOLOGIES INC  OTC EQ  739363109 $  9,715,000.00  1450000   N  X                       FINE   1450000       0     0
PROTOKINETIX INC COM        OTC EQ  743722100 $  1,533,446.00  3833616   N  X                       FINE   3833616       0     0
PUT BUSINESS OBJECTS JUL 4  PUT OP  12328X7SH $    123,750.00    75000   P  X                       FINE     75000       0     0
QUALCOMM INC                OTC EQ  747525103 $  6,508,500.00   150000   N  X                       FINE    150000       0     0
RIVERBED TECHNOLOGY INC     OTC EQ  768573107 $ 19,719,000.00   450000   N  X                       FINE    450000       0     0
SANDVINE CORP               CEQ     800213951 $  6,166,684.00  1113400   N  X                       FINE   1113400       0     0
SBA COMMUNCATIONS CORP      OTC EQ  78388J106 $  6,046,200.00   180000   N  X                       FINE    180000       0     0
SIGMA DESIGNS INC           OTC EQ  826565103 $  6,679,040.00   256000   N  X                       FINE    256000       0     0
SKYWORKS SOLUTIONS INC      OTC EQ  83088M102 $ 10,290,000.00  1400000   N  X                       FINE   1400000       0     0
STARENT NETWORKS CORP       OTC EQ  85528P108 $  4,704,000.00   320000   N  X                       FINE    320000       0     0
STOCKERYALE INC             OTC EQ  86126T203 $  6,240,573.00  4457552   N  X                       FINE   4457552       0     0
TERADYNE INC                COMMON  880770102 $  7,119,900.00   405000   N  X                       FINE    405000       0     0
TUMBLEWEED COMMUNICATIONS   OTC EQ  899690101 $  8,855,000.00  3500000   N  X                       FINE   3500000       0     0
ZORAN CORP                  OTC EQ  98975F101 $  8,238,444.00   411100   N  X                       FINE    411100       0     0
                                              $192,767,432.00

                                              $409,049,631.00 Total